FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES, DEBENTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total debt	$ 109,700
Senior Secured Notes | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	2022	2022
Borrowings, original currency	U.S. dollar	U.S. dollar
Principal	$ 490,012	$ 390,507
Interest accrued	11,910	9,528
Total debt	$ 501,922	$ 9,528